Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
18. Income Taxes

Navigator Holdings Ltd. and its vessel owning subsidiaries are incorporated in the Marshall Islands and are not subject to tax on income or capital gains in the Marshall Islands and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its non-citizen and non-resident shareholders. However, a number of the Company’s subsidiaries in the U.S., U.K., Poland, Denmark and Singapore are subject to local taxes.

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	(in thousands)		(in thousands)		(in thousands)
Net Income before income taxes and share of results of equity method investments	$70,590		$81,551		$110,324
Statutory tax effect	—	—%	—	—%	—	—%
Foreign Tax Effect
Indonesia
Effect of not indefinitely reinvesting profits	—	—%	—	—%	9,490	8.6%
Other foreign jurisdictions	4,325	6.1%	4,365	5.4%	2,997	2.7%
Total tax charge	$4,325	6.1%	$4,365	5.4%	$12,487	11.3%

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Income before taxes and share of result of equity method investments	$70,590	$81,551	$110,324
Domestic	—	—	—
Foreign Subsidiaries	70,590	81,551	110,324
Income before taxes and share of result of equity method investments	70,590	81,551	110,324

Provision for Income Taxes:
Current tax
Foreign, including withholding taxes	1,951	1904	2,316
Deferred tax
Domestic	—	—	—
Foreign, including withholding taxes	2,374	2461	10,171
Income taxes	$4,325	$4,365	$12,487

Income tax paid
Total tax paid during the year*	1,802	1,935	2,094

*All taxes paid during the periods were made in foreign jurisdictions and no individual jurisdiction had a material payments.

The total of all deferred tax liabilities on our balance sheet as of December 31, 2025 is $19.6 million (December 31, 2024: $9.5 million).

The deferred tax net asset of $19.3 million includes $19.2 million related to tax losses in the U.S. losses associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits in any one year from our terminal operations. The U.S. tax losses can be carried forward indefinitely.

Following the natural cessation of the PTNK business in Indonesia on expiry of the last remaining time charter contract on February 15, 2025, at December 31, 2025, the Company concluded that the remaining assets and undistributed earnings of PTNK will not be indefinitely reinvested. On October 1, 2025, and on January 6, 2026, Navigator Aries and Navigator Pluto respectively were sold to entities under common control of the Company in order to continue operating within the group's ordinary fleet, and the Company similarly intends to sell Navigator Global to an entity under common control of the Company at a suitable future time. Additionally the Company no longer asserts indefinite reinvestment of earnings in PTNK and recovery of the investment in PTNK is expected to occur through taxable transactions which required the Company to recognize an associated deferred tax liability at December 31, 2025. In respect of the above, the Company has recorded a deferred tax provision of $9.5 million as at December 31, 2025 (December 31, 2024: $nil).

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2024	December 31, 2025
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$22,234	$19,239
Other temporary differences	54	36
Total deferred tax assets	22,288	19,275
Less valuation allowance	—	—
Deferred tax asset, net of valuation allowance	22,288	19,275
Deferred tax liabilities
Investment in joint venture	31,709	29,323
Other temporary differences	56	9,600
Total deferred tax liabilities	31,765	38,923
Net deferred tax liability	$(9,477)	$(19,648)

The net deferred tax liability relates to deferred tax assets and liabilities in different jurisdictions. Certain subsidiaries operates in various foreign jurisdictions and are subject to examination by local tax authorities. The Company’s income tax returns for 2025 remain subject to examination by tax authorities. As of December 31, 2025, the Company is not aware of any material assessments that would require significant adjustment to the financial statements.